Investments in Equity-Accounted Associates and Joint Ventures - Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of joint ventures [line items]
Net income	$ 30	$ 47
Joint ventures [member]
Disclosure of joint ventures [line items]
Net income	46	52
OCI	61	(218)
Total comprehensive income (loss)	$ 107	$ (166)